Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Disclosure of maturity analysis of operating lease payments
The lease liability contractual maturities as at March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
	£'000	£'000
Within one year	1,443	1,075
One to five years	5,207	3,811
More than 5 years	794	415
	7,444	5,301